Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Less: Issuance costs allocated to Class A ordinary shares		$ (7,000)	$ (613,329)
Re-measurement of carrying value to redemption value	$ 553,425		25,994,420	$ 2,129,761
Ordinary shares subject to possible redemption	25,971,412		233,450,000	25,417,987	$ 233,450,000
Class A Ordinary Shares | Securities Subject to Mandatory Redemption
Temporary Equity [Line Items]
Gross proceeds				230,000,000	230,000,000
Less: Proceeds allocated to Public Warrants				(9,637,000)	(9,637,000)
Less: Issuance costs allocated to Class A ordinary shares				(12,907,420)	(12,907,420)
Accretion of carrying value to redemption value				28,124,181	25,994,420
Re-measurement of carrying value to redemption value	553,425			2,129,761
Initial Pre-Extension Redemption				(210,161,774)
Ordinary shares subject to possible redemption	$ 25,971,412		$ 233,450,000	$ 25,417,987	$ 233,450,000